SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Loans held for sale, Carrying Value	$ 481,000	$ 0
Amortization of Mortgage Servicing Rights (MSRs)	22,000	13,000
Proceeds from Sale of Mortgage Servicing Rights (MSR)	12,600,000	15,000,000
Loan Sold Under Fhlb Program	394,000
Average Loan Serviced	13,900,000
Servicing Fees, Net	34,000	36,000
Mortgage Loans on Real Estate, Periodic Payment Terms	40 years
Mortgage Loans On Real Estate Borrowing Capacity Percentage	95.00%
Loans and Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	80.00%
Deferred Compensation Arrangement with Individual, Compensation Expense	17,000	7,000
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	324,000
Allocated Share-based Compensation Expense		160,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense		54,000
Loans and Leases Receivable, Impaired, Description	Independent appraisals for collateral-dependent loans are updated periodically (usually every 9-12 months).
Impaired Loans Pledged As Collateral Principal Balance	1,500,000	1,100,000
Impaired Loans Pledged As Collateral Related Allowance	97,000	55,000
Provision For Loss On Impaired Loans	42,000
Real Estate, Gross	881,000	312,000
Real Estate, Write-down or Reserve, Amount	58,000	71,000
Amortization of intangible assets	87,000	131,000
Deposits From Related Parties	2,200,000	1,100,000
ESOP compensation expense	180,000	180,000
Employee Stock Ownership Plan Esop Shares In Esop Surrendered	27,047	26,682
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	2,100,000	2,300,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Grant Date Fair Value		237,000
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	421,216
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Equity Incentive Plan [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	168,486
First Federal Of Hazard [Member]
Defined Benefit Plan, Funded Percentage		83.79%
First Federal Of Frankfort [Member]
Defined Benefit Plan, Funded Percentage		85.95%
Pentegra Db Plan [Member]
Entity Tax Identification Number	135645888
Multiemployer Plan Number	333
Multiemployer Plans, Plan Contributions		299,700,000	203,600,000
Multiemployer Plans, Collective-Bargaining Arrangement, Percentage of Contributions	5.00%
Pension and Other Postretirement Benefit Expense	742,000	564,000
Loans To Qualified Borrowers [Member]
Loans and Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	90.00%
Loans Secured By Savings [Member]
Loans and Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	90.00%
First Mortgage [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	90.00%
Second Mortgage [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	10.00%
Construction Loans [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	80.00%
Multi Family and Nonresidential Loans [Member]
Mortgage Loans on Real Estate, Periodic Payment Terms	25 years
Mortgage Loans On Real Estate Borrowing Capacity Percentage	75.00%
Mortgage Servicing Rights [Member]
Loans Held-for-sale, Mortgages	$ 101,000	$ 120,000